Equity Incentive Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity Incentive Plans
Schedule of stock-based compensation expense

Stock-based compensation expense was allocated as follows (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2023	2022	2023	2022
Cost of goods sold	$12	$29	$69	$104
Research and development	94	90	261	284
Selling and marketing	10	40	73	120
General and administrative	323	377	1,015	1,461
Total	$439	$536	$1,418	$1,969

	Year Ended
	December 31,
	2022	2021	2020
Cost of goods sold	$133	$271	$14
Research and development	372	490	651
Selling and marketing	155	148	108
General and administrative	1,833	2,429	2,045
Total	$2,493	$3,338	$2,818

Schedule of assumptions used to compute employee stock-based compensation

	2022	2021	2020
Risk‑free interest rate	1.71% - 4.22%	.66% - 1.51%	.40% - 1.68%
Expective volatility	107% ‑ 118%	105% ‑ 106%	65% ‑ 106%
Expected dividend yield	0%	0%	0%
Expected life (in years)	6.25	6.25	6.25

Summary of options outstanding, vested and exercisable

			Weighted
		Weighted	Average
		Average	Remaining
		Exercise	Contractual	Aggregate
	Options	Price	Life (Years)	Intrinsic Value
Options outstanding at December 31, 2020	212,946	125.29	6.3
Options granted	64,528	105.00
Options exercised	(3,159)	23.80
Options cancelled/forfeited	(15,170)	264.46
Options outstanding at December 31, 2021	259,145	113.33	6.1
Options granted	187,454	3.97
Options exercised	—	—
Options cancelled/forfeited	(48,781)	97.44
Options outstanding at December 31, 2022	397,818	63.75	7.7	$6
Options exercisable at December 31, 2022	182,667	113.54	5.7	$—
Vested and expected to vest at December 31, 2022	397,818			$6

Schedule of restricted stock activity

		Weighted Average	Aggregate
	Shares	Grant Date Fair Value	Intrinsic Value
Restricted stock units outstanding at December 31, 2020	3,988		$458
Granted	7,433	67.27
Vested	(3,096)	112.73
Restricted stock units outstanding at December 31, 2021	8,325	—	$163
Granted	4,690	1.05
Vested	(6,554)	76.30
Restricted stock units outstanding at December 31, 2022	6,461		$2